Other Assets, Net (Schedule of Other Assets, Net) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Abstract]
Deferred financing costs, related to the revolver portion of the secured credit facility, net of accumulated amortization	$ 2,886	$ 3,053		$ 1,850
Real estate escrow deposits		0		100
Restricted cash	11,614	11,167	$ 12,885	10,944	$ 6,463	$ 1,927
Tenant receivables	4,749	6,080		4,916
Straight-line rent receivable	35,359	32,685		19,321
Prepaid and other assets	9,093	8,344		6,117
Derivative assets	3,420	6,204		3,934
Total other assets, net	67,121	67,533		47,182
Deferred financing costs, related to the revolver portion of the secured credit facility, accumulated amortization	$ 4,915	$ 4,686		$ 3,426